MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2016
Mergers Acquisitions Disposals Disclosure [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

  On January 20, 2017, following the decision of Ethniki Hellenic General Insurance S.A. (“EH”) Board of Directors on January 13, 2017, the Group's subsidiary National Insurance Brokers S.A. was disposed of for a consideration of EUR 1 million.
  On December 21, 2016, NBG Pangaea REIC acquired the 100% of the share capital of the company KAROLOY S.A. for a total consideration of EUR 4 million.
  On October 27, 2016, the Bank disposed of its stake in Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. to Apollo Investment Hold Co SARL. The consideration was EUR 299 million.

Gain on disposal of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A.
(EUR in millions)

Total cash consideration	299
Less: Costs to sell	(8)
Carrying value of non controlling interest	97
388
Less: Subsidiaries book value (of which EUR 15 million goodwill)	(185)
Gain on sale	203

The gain on disposal is included in the line of Income Statement "Other non-interest income"

d) On September 30, 2016, the Group disposed of its interests in 11 Limited Partnerships held directly or indirectly by NBG and managed by NBGI PE Limited to funds managed by Deutsche Bank Private Equity and Goldman Sachs Asset Management. The consideration was EUR 288 million.

Gain on disposal of NBGI Private Equity Funds
(EUR in millions)

Total cash consideration	288
Less: Costs to sell	(14)
Carrying value of non controlling interest	(1)
273
Less: Subsidiary's net book value	(269)
Cumulative exchange gain in respect of the net assets of NBGI PE Funds reclassified from equity to profit or loss	35
Gain on sale	39

The gain on disposal is included in the line of Income Statement "Other non-interest income"

e) On June 16, 2016, the Bank established in Bulgaria a limited liability company, Bankteco EOOD, a wholly-owned subsidiary. The capital contributed amounted to EUR 102 thousand.

f) On June 15, 2016, the Group disposed of Finansbank A.Ş. to Qatar National Bank S.A.Q. (“QNB”). The consideration was EUR 2,750 million. The transaction includes the transfer of NBG's 29.87% stake in Finans Finansal Kiralama A.Ş, 0.2% stake in Finans Yatırım Menkul Degerler A.Ş. and 0.02% stake in Finans Portfoy Yonetimi A.Ş. In addition, QNB repaid the EUR 828 million (USD 910 million) of subordinated debt that NBG had extended to Finansbank.

Loss on disposal of Finansbank
(EUR in millions)

Total cash consideration	2,750
Less: Costs to sell	(26)
Carrying value of non controlling interest	10
2,734
Less: Subsidiary's book value	232
Cumulative exchange loss in respect of the net assets of Finansbank reclassified from equity to profit or loss	(3,168)
Cumulative gain on available-for-sale financial assets of Finansbank reclassified from equity to profit or loss	115
Cumulative loss of pension liability of Finansbank reclassified from equity to profit or loss	(18)
Loss on disposal	(105)

The loss on disposal is included in the line of income statement "Loss from discontinued operations".

  On January 4, 2016, the disposal of the group's joint venture company UBB-AIG Insurance Company AD was completed for a consideration of EUR 2 million.
  On October 1, 2015, the merger by absorption of the company NBG Pangaea REIC by the company MIG Real Estate REIC, according to the provisions of Greek Company Law 2190/1920 and Greek Law 2166/1993, was completed by virtue of the no. 100279/1.10.2015 announcement issued by the Ministry of Economy, Infrastructure, Shipping and Tourism. The company has been renamed to “NBG Pangaea Real Estate Investment company”, with distinctive title “NBG Pangaea REIC”.
  Following the preliminary agreement dated September 30, 2014 with “Sterling Properties Bulgaria EOOD”, member of the Marinopoulos S.A. Group, NBG Pangaea REIC, on February 27, 2015, acquired 100.00% of the share capital of the newly established company “PLAZA WEST A.D.”, which owns approximately 9,000 m2 of West Plaza shopping mall in Sofia, Bulgaria. The acquisition price (as determined by an independent appraiser) amounted to EUR 11 million. As certain terms of the Agreement were not met by the Seller by September 30, 2015, Pangaea proceeded with the unwinding of the acquisition, as provided for in the Agreement, for a total consideration of EUR 12 million (i.e. the initial consideration EUR 11 million plus compensation of EUR 1 million). The amount of EUR 12 million was settled as a deposit to companies, members of the Marinopoulos S.A. Group, within the context of new preliminary contracts, for the acquisition by Pangaea of properties in Bulgaria and Cyprus subject to various terms and conditions being satisfied by the Sellers. In relation to the properties in Cyprus, their acquisition was concluded in April 2017.
  On September 26, 2014 NBG acquired the 5.00% of the voting common shares of its Turkish bank subsidiary Finansbank A.S. from International Finance Corporation (“IFC”) pursuant to an exercise by IFC of its put option right in accordance with the agreement between NBG and IFC dated March 29, 2007. The total consideration paid amounted to USD 343 million calculated in accordance with the pricing formula set out in the aforementioned agreement. After this transaction the Group owns 99.81% of the entity;
  On September 23, 2014 NBG disposed of its 100.00% subsidiary “ANTHOS PROPERTIES” S.A.
  On August 12, 2014, NBG Pangaea REIC purchased 11,654,011 shares in MIG REAL ESTATE REIC (“MIGRE”) which represented 82.81% of MIGRE's total paid-up share capital and voting rights. The consideration transferred amounted to EUR 33 million which consisted of cash of EUR 12 million and of 3,348,651 new redeemable common shares issued by NBG Pangaea REIC of fair value EUR 21 million. The following table summarizes the fair value of assets and liabilities acquired of MIGRE as at the date of acquisition.

MIG REAL ESTATE REIC	August 12, 2014
(EUR in millions)
ASSETS
Due from banks	3
Premises	52
Other assets	2
Total assets	57

LIABILITIES
Other borrowed funds	12
Other liabilities	2
Total liabilities	14
Net assets	43
Proportionate share of non controlling interests	7

Source: Unaudited Financial Information

On October 22, 2014, NBG Pangaea REIC completed its mandatory tender offer to the shareholders of MIGRE, and acquired 1,951,053 shares (13.86%) of MIGRE's share capital at EUR 3.10 per share, increasing its stake in MIGRE to 96.67%. Because NBG Pangaea REIC held shares representing at least 90.0% of the voting rights of MIGRE after completion of the mandatory tender offer, NBG Pangaea REIC was required, pursuant to Article 28 of the Greek Law 3461/2006 in conjunction with the Decision with No. 1/409/29.12.2006 of the Board of Hellenic Capital Market Committee, to acquire all the shares that were offered by the shareholders that did not initially accept the mandatory tender offer within a period of three months from the publication of the results of the mandatory tender offer (i.e. until January 27, 2015) at a price of EUR 3.10 per share (exit right). Following that, the stake in MIGRE increased to 96.94% (stake in MIGRE as at December 31, 2014: 96.90%).

m) On April 24, 2014, the dissolution of our 100.00% subsidiary, CPT Investments Ltd was completed.

n) On April 24, 2014 the Bank disposed of its participation (35.00%) in the equity method investment “AKTOR FACILITY MANAGEMENT S.A.” for a consideration of EUR 1 million.

o) On March 20, 2014, NBG Pangaea REIC acquired 100.00% of mutual fund “Picasso—Fondo Comune di Investimento Immobiliare Speculativo di Tipo Chiuso Riservato ad Investitori Qualificati” (Picasso—Closed End Real Estate Investment Fund Reserved to Qualified Investors). Picasso—Fondo owns building offices of a total area of 33 thousand sq.m., which are located in Rome and Milan. The consideration of the acquisition amounted to EUR 38 million of which EUR 37 million was paid in cash and EUR 1 million was recognized as payable. The acquisition was part of NBG Pangaea REIC investment policy and within the normal course of its business in order to increase its presence in the real estate market.

The following table summarizes the fair value of assets and liabilities acquired of Picasso—Fondo as at the date of acquisition which is March 20, 2014.

Picasso	March 20, 2014
(EUR in millions)
ASSETS
Due from banks	1
Premises	76
Other assets	2
Total assets	79

LIABILITIES
Due to banks	38
Other liabilities	2
Total liabilities	40
Negative goodwill	39
Source: Unaudited Financial Information

	2014	2015	2016

	(EUR in milions)
Net income / (loss) attributable to NBG shareholders	(2,477)	(8,464)	(300)
Transfers (to) / from the non-controlling interest
Decrease in NBG’s paid-in-capital for purchase of 5.00% of Finansbank	(46)	-	-
Increase / (decrease) in NBG’s paid-in-capital due to minor changes in participations in other subsidiaries	-	4	-
Net transfers to / from non-controlling interest	(46)	4	-
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest	(2,523)	(8,460)	(300)